Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Summary of Short-term Borrowings	A summary of short-term borrowings at March 31, 2013 and 2014 is as follows:

	Millions of Yen
	2013	2014
Unsecured short-term borrowings from banks	¥4,681	¥6,458

Short-term borrowings	¥4,681	¥6,458

Summary of Long-term Debt

A summary of long-term debt at March 31, 2013 and 2014 is as follows:

	Millions of Yen
	2013	2014
Unsecured 1.73% per annum bonds due in September 2013	¥5,000	—
Unsecured 0.46% per annum bonds due in September 2017	—	¥5,000
Unsecured 0.53% per annum bonds due in September 2018	—	5,000
Unsecured 0.66% per annum bonds due in September 2019	—	5,000

Total long-term debt	5,000	15,000
Less: current portion	¥(5,000)	—

Long-term debt, non-current portion	—	¥15,000

Maturities of Long-term Debt	The aggregate annual maturities of long-term debt outstanding at March 31, 2014 are as follows:

Millions of Yen
Year ending March 31,
2018	5,000
2019	5,000
2020	5,000